Consolidated Statements of Operations and Comprehensive Income / (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising service revenues	$ 2,875
Cost of revenues	(1,765)
Gross profit	1,110
Sales and marketing expenses	(788)	(123)	(123)
General and administrative expenses	(4,397)	(3,448)	(3,880)
Gain from extinguishment of acquisition consideration payable	99	3,032
Loss from operations	(3,976)	(539)	(4,003)
Interest income	12	10
Interest expense		(149)
Other income/(expense), net	(4)		256
Total other income/(expense)	8	(139)	256
Loss from continuing operations before income taxes	(3,968)	(678)	(3,747)
Income taxes benefit	33
Loss from continuing operations	(3,935)	(678)	(3,747)
Loss from operations of discontinued components, net of tax		(6,723)	(9,712)
Gain on disposal of subsidiaries, net of tax		16,153
Profit/(loss) from discontinued operations		9,430	(9,712)
Net profit / (loss)	(3,935)	8,752	(13,459)
- Basic
Continuing operations	$ (0.13)	$ (0.03)	$ (0.18)
Discontinued operations		$ 0.42	$ (0.46)
Total Net Income, Basic	$ (0.13)	$ 0.39	$ (0.64)
- Diluted
Continuing operations	$ (0.13)	$ (0.03)	$ (0.18)
Discontinued operations		$ 0.41	$ (0.46)
Total Net Income, Diluted	$ (0.13)	$ 0.38	$ (0.64)
Weighted average number of shares outstanding -
- Basic	31,362,848	22,545,989	20,994,015
- Diluted	31,362,848	22,784,302	20,994,015
Comprehensive income:
Net profit/(loss)	(3,935)	8,752	(13,459)
Foreign currency translation adjustment	71	(3,362)	(2,224)
Net comprehensive income/(loss)	(3,864)	5,390	(15,683)
Advertising services revenues		30,029	55,571
Gross profit		(6,501)	(9,629)
VIE [Member]
Comprehensive income:
Advertising services revenues			530
Gross profit			(54)
Loss from operations			(618)
The loss from operations of discontinued components, net of tax			$ (883)